CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Products	$ 30,431	$ 31,339	$ 31,363
Services	65,363	54,268	49,363
Total revenues	95,794	85,607	80,726
Cost of revenue:
Products	23,788	24,466	23,616
Services	52,969	47,476	40,906
Total cost of revenues	76,757	71,942	64,522
Gross profit	19,037	13,665	16,204
Operating expenses:
Research and development, net	1,140	890	1,070
Selling and marketing	3,876	2,903	3,203
General and administrative	10,023	8,469	8,123
Other expenses (income)	(138)	631	(11)
Gain on bargain purchase		(4,833)
Total operating expenses	14,901	8,060	12,385
Operating income	4,136	5,605	3,819
Financial expenses	(1,139)	(1,262)	(2,510)
Financial income	985	913	1,216
Income before taxes on income	3,982	5,256	2,525
Taxes on income	3,865	644	1,360
Income before equity investment	117	4,612	1,165
Share in results of equity investment of affiliated companies	(55)	1,237	267
Net income	$ 62	$ 5,849	$ 1,432
Net income per share basic and diluted	$ 0.01	$ 0.66	$ 0.16
Weighted average number of shares outstanding:
Basic	8,828,444	8,808,344	8,805,495
Diluted	8,830,764	8,810,689	8,826,542